NET REVENUE (Tables)	12 Months Ended
Dec. 31, 2016
Net Revenue Tables
Schedule of revenue

Revenue is derived from the following sources:

	Year ended December 31, 2016	Year ended December 31, 2015

Sales of services	$2,610,820	$739,894
Payment processing fees	34,916	66,674
Kiosk sales	44,606	321,239
Other	1,554	137
	$2,691,896	$1,127,944